Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Foreign [Member]	Sep. 30, 2013 Foreign [Member] Minimum [Member]	Dec. 31, 2012 Foreign [Member] Minimum [Member]	Sep. 30, 2013 Foreign [Member] Maximum [Member]	Dec. 31, 2012 Foreign [Member] Maximum [Member]	Dec. 31, 2012 State [Member] Item	Dec. 31, 2012 State [Member] Federal Changes [Member]	Dec. 31, 2012 State [Member] Minimum [Member]	Dec. 31, 2012 State [Member] Maximum [Member]
Income Tax Disclosure [Line Items]
Deferred tax asset, net operating losses and tax credit carryforwards	$ 1,900,000
Deferred tax asset, net operating loss												500,000
Net operating loss, expiration							Begin to expire in 2031					Expiration dates through 2031
Deferred tax asset, net operating loss							1,400,000
Likelihood for being realized upon settlement	50.00%
Income tax expense, interest and penalties related to tax positions	300,000	800,000	400,000
Interest and penalties accrued for income tax	2,600,000	3,100,000		2,300,000
Unrecognized tax benefits that would impact the effective tax rate	6,600,000
Change in uncertain tax positions				500,000	500,000	5,600,000
Statute of limitations								1 year	1 year	7 years	7 years		1 year	3 years	5 years
Number of income tax audits pending												0
Unrecognized income tax benefit	$ 7,412,000	$ 7,933,000	$ 4,420,000	$ 2,200,000